Preferred Stock: (Details Textual) (USD $)	9 Months Ended	12 Months Ended								12 Months Ended	9 Months Ended	12 Months Ended			1 Months Ended					1 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Aug. 21, 2013	Aug. 05, 2013	May 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Common Stock [Member]	May 31, 2013 Common Stock [Member]	Feb. 28, 2013 NBI [Member]	Dec. 31, 2013 Private Placement [Member]	Sep. 30, 2014 Private Placement [Member] NBI [Member]	Dec. 31, 2013 Private Placement [Member] NBI [Member]	Oct. 31, 2013 Private Placement [Member] NBI [Member]	Feb. 28, 2013 Private Placement [Member] NBI [Member]	Oct. 30, 2013 Series A Preferred Stock [Member]	Sep. 30, 2014 Series A Preferred Stock [Member]	Dec. 31, 2013 Series A Preferred Stock [Member]	Aug. 23, 2013 Series A Preferred Stock [Member]	May 31, 2013 Series A Preferred Stock [Member]	Aug. 31, 2013 Series A Preferred Stock [Member] NBI [Member]	May 31, 2013 Series A Preferred Stock [Member] NBI [Member]	Aug. 23, 2013 Series A Preferred Stock [Member] NBI [Member]	May 17, 2013 Series A Preferred Stock [Member] NBI [Member]	Dec. 31, 2013 Series A Preferred Stock [Member] Private Placement [Member]	Oct. 04, 2013 Series A Preferred Stock [Member] Private Placement [Member]	Oct. 04, 2013 Series A Preferred Stock [Member] Private Placement [Member] NBI [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Issued	22,652,000	23,000,000				0							23,000,000	9,073,300								11,533,375	1,313,325			1,080,000
Preferred Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001		$ 0.0001		$ 0.0001							$ 1	$ 1.00								$ 1.00	$ 1.00			$ 1.00
Preferred Stock, Value, Issued													$ 23,000,000	$ 9,073,300								$ 11,533,375	$ 1,313,325			$ 1,080,000
Payment To Private Placement Agent Description											The Company agreed to pay the placement agent in the offering a cash commission of 10% of the gross funds raised from non-Company related investors in the private placement offering (PPO)	a cash fee equal to the sum of (a) 10% of the proceeds received from purchasers sourced by Allied Beacon Partners, Inc. and (b) 5% of the proceeds received from purchasers sourced by the Company. No fee was payable on proceeds received from purchasers who were already stockholders of the Company.
Fees and Commissions												882,330								1,103,338	131,332
Class of Warrant or Right, Number of Securities Called by Warrants or Rights					988,663			480,320											508,343					900,000	108,000
Percentage of cash commission agreed to pay placement agent										10.00%
Warrants issued to placement agent description	(a) for the first $12,000,000 of gross PPO proceeds, (i) warrants exercisable for a period of ten (10) years to purchase a number of shares of Common Stock equal to 7.5% of the number of shares of Series A preferred stock sold to investors introduced by it, with a per share exercise price of $0.01, and (ii) warrants exercisable for a period of ten (10) years to purchase a number of shares of Series A preferred stock equal to 2.5% of the number of shares of Series A preferred stock sold to investors introduced by it, with a per share exercise price of $1.00; and (b) on gross PPO proceeds in excess of $12,000,000, warrants exercisable for a period of ten (10) years to purchase a number of shares of Series A preferred stock equal to 10% of the number of shares of Series A preferred stock sold to investors introduced by it, with an exercise price of $1.00 per share (collectively, the Agent Warrants). As a result of the foregoing aggregate placements, the placement agent was issued Agent Warrants to purchase 900,000 shares of the Companys Common Stock and 1,325,000 shares of the Companys Series A preferred stock	(a) for the first $12,000,000 of gross PPO proceeds, (i) warrants exercisable for a period of ten (10) years to purchase a number of shares of Common Stock equal to 7.5% of the number of shares of Series A preferred stock sold to investors introduced by it, with a per share exercise price of $0.01, and (ii) warrants exercisable for a period of ten (10) years to purchase a number of shares of Series A preferred stock equal to 2.5% of the number of shares of Series A preferred stock sold to investors introduced by it, with a per share exercise price of $1.00; and (b) on gross PPO proceeds in excess of $12,000,000, warrants exercisable for a period of ten (10) years to purchase a number of shares of Series A preferred stock equal to 10% of the number of shares of Series A preferred stock sold to investors introduced by it, with an exercise price of $1.00 per share (collectively, the “Agent Warrants”). As a result of the foregoing aggregate placements, the placement agent was issued Agent Warrants to purchase 900,000 shares of the Company’s Common Stock and 1,325,000 shares of the Company’s Series A preferred stock.
Payment To Placement Agents											2,225,000
Preferred Stock, Dividend Rate, Per-Dollar-Amount	$ 0.08	$ 0.08
Common Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001				$ 0.0001	$ 0.01		$ 0.01								$ 1.00
Sale of Stock, Price Per Share	$ 5.00	$ 5.00
Conversion of Stock, Amount Issued	30,000,000	30,000,000
Preferred Stock, Shares Authorized	50,000,000	50,000,000	50,000,000	50,000,000		50,000,000
Preferred Stock, Liquidation Preference Per Share																$ 1.00		$ 1.00
Preferred Stock, Shares Outstanding	22,652,000	23,000,000				0																21,920,000
Fees and Commissions, Transfer Agent															$ 108,000
Class of Warrant or Right, Exercise Price of Warrants or Rights								$ 0.01											$ 1.00